Expense Example (dei_DocumentInformationDocumentAxis, (Lifestyle Aggressive PS Series), USD $)	0 Months Ended
Oct. 24, 2013
Series I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	243
Series II
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	306
Series NAV
Expense Example:
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	$ 227